Summary of Net Revenues from Business Lines (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Revenue from External Customer [Line Items]
Net revenue	$ 578,082	[1]	$ 499,912	[1]	$ 407,177	[1]
Chemistry and Discovery
Revenue from External Customer [Line Items]
Net revenue	194,836		179,224		158,763
Development Services
Revenue from External Customer [Line Items]
Net revenue	36,487		25,559		10,196
Testing Services
Revenue from External Customer [Line Items]
Net revenue	107,356		88,461		62,387
U.S.-Based Laboratory Services
Revenue from External Customer [Line Items]
Net revenue	92,174		89,646		80,292
Manufacturing services
Revenue from External Customer [Line Items]
Net revenue	$ 147,229	[1]	$ 117,022	[1]	$ 95,539	[1]

[1]	Process Chemistry revenues of $20.4 million and Process Chemistry cost of revenues of $12.7 million for 2011, have been reclassified from Laboratory Services to Manufacturing Services (see Note 22).